Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Financial Statements of Foreign Operations - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Financial Statements Of Foreign Operations Abstract
Share capital	€ 4	€ 4	€ 4
Capital reserves	225,007	216,815	214,100
Other equity	106	45	(2)
Retained earnings	(136,117)	(117,211)	(29,570)
Profit/Loss	(55,081)	(18,906)	(87,640)
Equity attributable to shareholders of ADSE	33,919	80,747	96,892
Total	€ 33,919	€ 80,747	€ 96,892